Goodwill and Other Intangible Assets - Goodwill Balance (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 0
Crossline business combination	3,638
Goodwill, ending balance	$ 3,638